Related Party Transactions - Compensation to key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions
Management and director fees	$ 3,233	$ 2,687
Benefits	11
Share-based payments	11,535	940
Total	$ 14,779	$ 3,627